Cashmere Fund
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Principal/Shares	Fair Value
Convertible Debt in Portfolio Companies - 6.7%
Consumer Goods and Retail - 1.7%
Mad Rabbit Tattoo, Inc., 8.00%, due 8/15/26[1,2]	250,000	$250,000

Financial Technology - 1.7%
Trellis Technologies, Inc., 8.00%, due 12/31/25[1,2]	250,000	250,000

Healthcare - 3.3%
Cabinet Health P.B.C., 4.55%, due 2/3/25[1,2]	500,000	500,000

Total Convertible Debt in Portfolio Companies (Cost $1,000,000)		1,000,000

Equity Investments in Portfolio Companies - 49.8%
Consumer Goods and Retail - 15.8%
Drupely, Inc. dba Graza Series A-3 Preferred Stock[1,2,3]	210,999	692,056
FEAT Socks, Inc.[1,2,3]	3,262,472	250,003
IQ Bar, Inc. Series B Preferred Stock[1,2,3]	41,553	604,493
Lukla, Inc. dba OROS Series B Preferred Stock[1,2,3]	412,819	509,559
Nomadica Series Seed-6 Preferred Stock[1,2,3]	462,107	314,861
Total Consumer Goods and Retail		2,370,972

Consumer Technology - 11.8%
After Services, Inc. Series Seed-7 Preferred Stock[1,2,3]	24,068	495,635
After Services, Inc. Series Seed-8 Preferred Stock[1,2,3]	21,445	441,619
GO, Inc. Series Seed-1 Preferred Stock[1,2,3]	400,160	287,891
Hearth Display, Inc.[1,2,3]	301,132	301,283
The Dyrt, Inc. Series C Preferred Stock[1,2,3]	608,726	250,022
Total Consumer Technology		1,776,450

Education Technology - 2.2%
EdInvent, Inc. dba Accredible Series B Preferred Stock[1,2,3]	79,956	326,129

Health Technology - 2.1%
Time Therapeutics, Inc. (Hone Health)[1,2,3]	22,006	314,479

Human Resource Technology - 10.5%
IsoMed, Inc. Common Stock[1,2,3]	764,292	260,410
IsoTalent, Inc. Series Seed-1 Preferred Stock[1,2,3]	764,292	1,180,357
Obra, Inc. Common Stock[1,2,3]	764,292	164,690
Total Human Resource Technology		1,605,457

Property Technology - 7.4%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock[1,2,3]	208,995	254,999
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock[1,2,3]	2,012,882	320,491
Havenly, Inc. Series C-1 Preferred Stock[1,2,3]	63,848	263,151
True Footage Inc. Series A Prime Preferred Stock[1,2,3]	38,836	285,002
Total Property Technology		1,123,643

Total Equity Investments in Portfolio Companies (Cost $5,500,149)		7,517,130

Portfolio Funds - 3.6%
Private Investment Companies - 3.6%
Curate Capital Fund I, LP1,3,4		157,189
Ganas Ventures I, a series of Ganas Ventures, LP1,3,4,5		165,351
Impressionism Capital Fund I, LP1,3,4		74,608
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A1,3,4,5		148,463

Total Portfolio Funds (Cost $607,500)		545,611

Simple Agreements for Future Equity in Portfolio Companies - 29.3%
Consumer Goods and Retail - 6.8%
De Soi, Inc.[1,2,3]		200,000
Frances Valentine, LLC[1,2,3]		550,000
Hikerkind, Inc.[1,2,3]		275,000
Total Consumer Goods and Retail		1,025,000

Consumer Technology - 3.5%
SweatPals, Inc.[1,2,3]		243,750
The Last Gameboard, Inc.[1,2,3]		279,762
Total Consumer Technology		523,512

Financial Technology - 7.2%
EarlyBird Central, Inc.[1,2,3]		420,000
Line Financial, P.B.C.[1,2,3]		550,000
Nada Holdings, Inc.[1,2,3]		110,000
Total Financial Technology		1,080,000

Healthcare - 3.8%
Lazzaro Medical, Inc.[1,2,3]		275,000
Pear Suite, Inc.[1,2,3]		300,000
Total Healthcare		575,000

Health Technology - 6.2%
Grapefruit Health, Inc.[1,2,3]		131,250
Parallel Health, Inc.[1,2,3]		275,000
Wyndly Health, Inc.[1,2,3]		525,000
Total Health Technology		931,250

Logistics Technology - 1.8%
Shappi, Inc.[1,2,3]		275,000

Total Simple Agreements for Future Equity in Portfolio Companies (Cost $3,966,440)		4,409,762

Warrants - 0.4%
Financial Technology - 0.0%
Trellis Technologies, Inc., exercise price $0, expiration date 5/31/29[1,2,3]	25,000	-

Property Technology - 0.4%
Havenly, Inc., exercise price $2.1206, expiration date 2/17/28[1,2,3]	31,924	63,877

Total Warrants (Cost $0)		63,877

Short-Term Investments - 9.0%
Goldman Sachs Financial Square Government Fund - Institutional Class, 4.36%[6]	1,351,823	$1,351,823
Total Short-Term Investments (Cost $1,351,823)		1,351,823

Total Investments (Cost $12,425,912) - 98.8%		14,888,203
Other assets less liabilities - 1.2%		176,141
Net Assets - 100.0%		$15,064,344

P.B.C. - Public Benefit Corporation

dba - doing business as

LP - Limited Partnership

LLC - Limited Liability Company

[1]	Restricted security. The total value of these securities is $13,536,380, which represents 89.8% of Fund net assets. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
[2]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $12,990,769, which represents 86.2% of Fund net assets.
[3]	Non-Income Producing
[4]	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
[5]	Affiliated investment for which ownership exceeds 5% of the investment’s capital.
[6]	Rate disclosed represents the seven day yield as of period end.

Cashmere Fund

Notes to the schedule of investments

December 31, 2024 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on December 31, 2024 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
After Services, Inc. Series Seed-7 Preferred Stock	6/6/2022	$250,000	$495,635	3.3%
After Services, Inc. Series Seed-8 Preferred Stock	6/6/2022	250,000	441,619	2.9%
Cabinet Health P.B.C. Convertible Debt	2/14/2023	500,000	500,000	3.3%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock	5/8/2023	250,000	254,999	1.7%
Curate Capital Fund I, LP	7/1/2022	170,000	157,189	1.0%
De Soi, Inc.	7/18/2024	200,000	200,000	1.3%
Drupely, Inc. dba Graza Series A-3 Preferred Stock	6/17/2022	200,000	692,056	4.6%
EarlyBird Central, Inc.	6/3/2022	400,000	420,000	2.8%
EdInvent, Inc. dba Accredible Series B Preferred Stock	7/29/2022	250,000	326,129	2.2%
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock	11/8/2022	300,000	320,491	2.1%
FEAT Socks, Inc.	6/15/2022	250,000	250,003	1.7%
Frances Valentine, LLC	11/18/2022	500,000	550,000	3.7%
Ganas Ventures I, a series of Ganas Ventures, LP	7/1/2022	187,500	165,351	1.1%
GO, Inc. Series Seed-1 Preferred Stock	11/18/2022	500,000	287,891	1.9%
Grapefruit Health, Inc.	5/2/2023	125,000	131,250	0.9%
Havenly, Inc. Warrants	2/10/2023	-	63,877	0.4%
Havenly, Inc., Series C-1 Preferred Stock	2/10/2023	249,997	263,151	1.7%
Hearth Display, Inc.	1/6/2023	250,000	301,283	2.0%
Hikerkind, Inc.	8/10/2023	250,000	275,000	1.8%
Impressionism Capital Fund I, L.P.	4/20/2023	100,000	74,608	0.5%
IQ Bar, Inc. Series B Preferred Stock	8/12/2022	250,000	604,493	4.0%
IsoMed, Inc. Common Stock	4/12/2024	76	260,410	1.7%
IsoTalent, Inc. - Series Seed-1 Preferred Stock	7/8/2022	1,000,000	1,180,357	7.7%
Lazzaro Medical, Inc.	7/1/2022	250,000	275,000	1.8%
Line Financial, P.B.C	8/17/2023	500,000	550,000	3.7%
Lukla, Inc. dba OROS Series B Preferred Stock	12/14/2023	500,000	509,559	3.4%
Mad Rabbit Tattoo, Inc. Convertible Debt	8/15/2024	250,000	250,000	1.7%
Nada Holdings, Inc.	6/17/2022	100,000	110,000	0.7%
Nomadica Series Seed-6 Preferred Stock	7/1/2022	250,000	314,861	2.1%
Obra, Inc., Common Stock	7/8/2022	76	164,690	1.1%
Parallel Health, Inc.	6/28/2022	250,000	275,000	1.8%
Pear Suite, Inc.	11/14/2022	250,000	300,000	2.0%
Shappi, Inc.	9/16/2022	250,000	275,000	1.8%
Stonks Y Combinator Summer 2022 Access Fund	9/16/2022	150,000	148,463	1.0%
SweatPals, Inc.	5/3/2023	125,000	243,750	1.6%
The Dyrt, Inc. Series C Preferred Stock	12/11/2023	250,000	250,022	1.7%
The Last Game Board, Inc.	12/9/2022	266,440	279,762	1.9%
Time Therapeutics, Inc. (Hone Health)	5/25/2023	250,000	314,479	2.1%
Trellis Technologies, Inc. Convertible Debt	6/1/2023	250,000	250,000	1.7%
Trellis Technologies, Inc. Warrants	6/1/2023	-	-	0.0%
True Footage Inc. - Series A Prime Preferred Stock	7/29/2022	250,000	285,002	1.9%
Wyndly Health, Inc.	9/13/2022	500,000	525,000	3.5%
		$11,074,089	$13,536,380	89.8%